Property and Equipment (Tables)	12 Months Ended
Dec. 28, 2013
Property, Plant and Equipment [Table Text Block]
			Net Book Value	Net Book Value
		Accumulated	December 28,	December 31,
	Cost	Depreciation	2013	2012
Automobiles	$58,743	$8,876	$49,867	$57,559
Computer equipment	126,192	69,019	57,180	48,398
Equipment	754,902	98,556	656,346	359,445
Equipment held for sale	70,000	-	70,000	105,045
Furniture and fixtures	62,339	36,918	25,421	29,980
Leasehold improvements	6,327,333	615,459	5,498,633	4,979,548
Production equipment	5,095,961	277,681	4,818,280	-
Production equipment in construction	6,060,849	-	6,060,849	7,606,837
Website development costs	121,330	117,365	3,436	61,876
	$18,464,408	$1,224,396	$17,240,012	$13,248,688